Income Taxes (Tables)	12 Months Ended
Feb. 28, 2023
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expenses

Income tax expenses consist of the following:

	For the Years Ended
	February 28, 2021	February 28, 2022	February 28, 2023
	RMB	RMB	RMB	USD
Current income tax expense:
PRC	8,030	7,407	875	126
Deferred income tax expense:
PRC	(3,270)	14,436	118	17
Total income tax expense	4,760	21,843	993	143

Summary of Deferred Tax Assets and Liabilities	The Group’s deferred tax assets and liabilities were as follows:

	As of
	February 28, 2022	February 28, 2023
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carry-forward	7,054	8,486	1,224
Advertising expenses	5,535	5,600	808
Rental	2,128	545	79
Accrued expenses	13,168	13,701	1,976
Property and equipment, net	119	115	17
Allowance for doubtful accounts	2,318	3,312	478
Less: valuation allowance	(27,368)	(30,521)	(4,403)
Total deferred tax assets	2,954	1,238	179

Deferred tax liabilities:
Intangible assets	725	575	83
Right-of-use asset	2,085	637	92
Total deferred tax liabilities	2,810	1,212	175

Net deferred tax assets	144	26	4

Summary of Movement of Valuation Allowance	Movement of the valuation allowance is as follows:

	As of
	February 28, 2022	February 28, 2023
	RMB	RMB	USD
Balance at the beginning of the year	(6,301)	(27,368)	(3,948)
Provided	(23,079)	(3,383)	(488)
Written off	2,012	230	33
Balance at the end of the year	(27,368)	(30,521)	(4,403)

Summary of Loss Before Provision for Income Taxes

Loss before provision for income taxes is attributable to the following geographic locations for the years ended February 28:

	For the Years Ended
	February 28, 2022	February 28, 2023
	RMB	RMB	USD
PRC	(44,126)	(14,937)	(2,154)
Foreign	(16,013)	(17,558)	(2,533)
Total Loss before provision of income taxes	(60,139)	(32,495)	(4,687)

Summary of Reconciliations of Difference Between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended February 28, 2021, 2022 and 2023 are as follows:

	For the Years Ended
	February 28,	February 28,	February 28,
	2021	2022	2023
Statutory income tax rate	25%	25%	25%
Non-deductible expenses	(32%)	(12%)	4%
Effect of preferential tax rate	8%	(5%)	(3%)
Effect of different tax rate of subsidiary operation in other jurisdiction	(7%)	(6%)	(13%)
Effect of tax rate change	—	—	(6%)
Effect of valuation allowance	(19%)	(38%)	(10%)
Effective tax rate	(25%)	(36%)	(3%)